Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Australia: 8.4%
104,351		AGL Energy Ltd.	$912,192	0.2
164,172		Amcor PLC	1,791,702	0.4
24,310		Ampol Ltd.	484,015	0.1
27,166		Ansell Ltd.	759,382	0.2
50,659		APA Group	376,666	0.1
18,653		Aristocrat Leisure Ltd.	439,425	0.1
10,238		ASX Ltd.	559,426	0.1
306,478		Aurizon Holdings Ltd.	864,479	0.2
32,982		Australia & New Zealand Banking Group Ltd.	593,808	0.1
99,083		BHP Group Ltd.	3,304,324	0.8
56,873		BHP Group PLC	1,558,617	0.4
150,957		Brambles Ltd.	1,214,623	0.3
53,575		Charter Hall Group	553,569	0.1
82,263		Coles Group Ltd.	1,138,791	0.3
32,985		Commonwealth Bank of Australia	2,094,281	0.5
10,884		CSL Ltd.	2,256,492	0.5
66,171		Dexus	453,152	0.1
58,096		Fortescue Metals Group Ltd.	956,943	0.2
155,184		Goodman Group	2,088,311	0.5
28,409		JB Hi-Fi Ltd.	1,116,539	0.2
11,300		Macquarie Group Ltd.	1,126,934	0.3
268,924		Medibank Pvt Ltd.	597,361	0.1
17,450		Newcrest Mining Ltd.	331,663	0.1
76,089	(1)	Qantas Airways Ltd.	260,345	0.1
1,886		REA Group Ltd.	209,637	0.0
41,612		Rio Tinto Ltd.	3,482,887	0.8
43,844		Sonic Healthcare Ltd.	1,145,816	0.3
106,641		Stockland	359,892	0.1
154,382		Telstra Corp., Ltd.	366,638	0.1
73,998	(2)	Wesfarmers Ltd.	3,071,614	0.7
54,432		Woolworths Group Ltd.	1,693,042	0.4
			36,162,566	8.4

		Austria: 0.1%
5,945		OMV AG	249,463	0.1
4,680		Wienerberger AG	159,250	0.0
			408,713	0.1

		Belgium: 1.2%
20,335		Ageas SA/NV	1,041,089	0.2
8,771		Etablissements Franz Colruyt NV	541,052	0.1
8,721	(1)	KBC Group NV	608,154	0.1
3,428		Sofina SA	1,108,131	0.3
11,982		UCB S.A.	1,240,762	0.3
13,799		Umicore SA	781,568	0.2
			5,320,756	1.2

		Brazil: 0.4%
10,000	(1)	B2W Cia Digital	148,262	0.0
23,800		B3 SA - Brasil Bolsa Balcao	260,471	0.1
38,300		Banco do Brasil S.A.	236,111	0.1
29,900		Banco Santander Brasil SA	214,602	0.1
12,500		Cosan SA	172,511	0.0
30,500		Cyrela Brazil Realty SA Empreendimentos e Participacoes	143,040	0.0
19,900		Ez Tec Empreendimentos e Participacoes SA	133,409	0.0
15,200		Weg S.A.	232,803	0.1
			1,541,209	0.4

		Canada: 5.2%
8,333	(1)	Air Canada	130,461	0.0
12,407		Alamos Gold, Inc.	99,547	0.0
51,427		Alimentation Couche-Tard, Inc.	1,568,448	0.4
31,544		B2Gold Corp.	155,901	0.0
1,223		Bank of Montreal	90,973	0.0
10,114		BCE, Inc.	429,000	0.1
15,259		Canadian National Railway Co. - CNR	1,545,529	0.4
5,187		Canadian Pacific Railway Ltd.	1,742,751	0.4
7,392		Capital Power Corp.	210,878	0.0
17,202	(1)	CGI, Inc.	1,378,850	0.3
21,900		CI Financial Corp.	271,962	0.1
733		Constellation Software, Inc./Canada	892,944	0.2
20,105		Empire Co. Ltd.	555,472	0.1
35,825		Enbridge, Inc.	1,203,552	0.3
517		Fairfax Financial Holdings Ltd.	187,563	0.0
20,968		First Quantum Minerals Ltd.	349,262	0.1
22,395		Fortis, Inc.	905,783	0.2
5,965		Franco-Nevada Corp.	710,576	0.2
9,045		George Weston Ltd.	654,706	0.2
28,621	(3)	Hydro One Ltd.	663,179	0.2
3,853		Intact Financial Corp.	424,847	0.1
8,358		Kirkland Lake Gold Ltd.	321,183	0.1
30,886		Magna International, Inc.	2,175,244	0.5
32,498		Metro, Inc. - Class A	1,404,879	0.3
3,970		Open Text Corp.	177,831	0.0
9,917		RioCan Real Estate Investment Trust	132,072	0.0
13,670		Rogers Communications, Inc.	616,927	0.1
42,780		Shaw Communications, Inc. - Class B	733,993	0.2
16,865		Suncor Energy, Inc.	282,105	0.1
16,337		TC Energy Corp.	700,239	0.2
6,200		Thomson Reuters Corp.	505,552	0.1
1,560	(1),(4)	Topicus.com, Inc.	43,210	0.0
7,568		Waste Connections, Inc.	745,585	0.2
4,632		West Fraser Timber Co., Ltd.	296,810	0.1
			22,307,814	5.2

		China: 2.2%
4,651	(1)	Alibaba Group Holding Ltd. BABA ADR	1,180,563	0.3
1,079	(1)	Baidu, Inc. ADR	253,587	0.1
43,000		BOC Hong Kong Holdings Ltd.	128,226	0.0
10,500		Byd Co., Ltd. - H Shares	317,138	0.1
447,000		China CITIC Bank Corp. Ltd. - H Shares	198,012	0.0
330,000		China Construction Bank - H Shares	249,948	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
32,000		China Mengniu Dairy Co., Ltd.	$190,303	0.0
34,000		China Merchants Bank Co., Ltd. - H Shares	260,368	0.1
162,000		China National Building Material Co., Ltd. - H Shares	193,074	0.0
270,000		China Resources Power Holdings Co.	284,879	0.1
274,500		China Shenhua Energy Co., Ltd. - H Shares	507,052	0.1
10,800		Ganfeng Lithium Co. Ltd.	198,886	0.0
28,100		Huayu Automotive Systems Co. Ltd. - A Shares	129,187	0.0
378,000		Industrial & Commercial Bank of China - H Shares	241,115	0.1
3,045	(1)	JD.com, Inc. ADR	270,061	0.1
7,200		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	115,219	0.0
900		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	294,131	0.1
15,000	(1)	Meituan Class B	691,641	0.2
1,875		NetEase, Inc. ADR	215,606	0.0
21,300		Ningbo Tuopu Group Co. Ltd. - A Shares	142,255	0.0
3,768	(1)	NIO, Inc. ADR	214,776	0.0
509,000		PICC Property & Casualty Co., Ltd. - H Shares	369,742	0.1
1,463	(1)	Pinduoduo, Inc. ADR	242,434	0.1
17,900		Tencent Holdings Ltd.	1,594,949	0.4
7,329	(1)	Vipshop Holdings Ltd. ADR	200,961	0.0
130,000		Weichai Power Co. Ltd. - H Shares	383,415	0.1
3,700		Wuliangye Yibin Co. Ltd. - A Shares	166,198	0.0
20,500	(1),(3)	Wuxi Biologics Cayman, Inc.	287,040	0.1
1,204		Yum China Holdings, Inc.	68,279	0.0
			9,589,045	2.2

		Denmark: 3.1%
478		AP Moller - Maersk A/S - Class B	981,892	0.2
10,818		Carlsberg A/S	1,580,424	0.4
5,700	(1)	Chr Hansen Holding A/S	515,673	0.1
6,129		Coloplast A/S	914,863	0.2
1,886		DSV PANALPINA A/S	294,264	0.1
6,981		GN Store Nord A/S	531,833	0.1
38,992		Novo Nordisk A/S	2,716,504	0.7
16,231		Novozymes A/S	974,160	0.2
6,913	(3)	Orsted A/S	1,312,966	0.3
5,176		Pandora A/S	498,068	0.1
13,053		Vestas Wind Systems A/S	2,802,711	0.7
			13,123,358	3.1

		Finland: 2.2%
13,539		Elisa OYJ	806,068	0.2
18,325		Fortum OYJ	443,243	0.1
18,546		Kesko OYJ	481,576	0.1
74,543		Kojamo Oyj	1,588,571	0.4
22,764		Kone Oyj	1,790,275	0.4
11,035		Neste Oyj	777,311	0.2
113,925	(1)	Nokia OYJ - Finland	547,476	0.1
15,197		Orion Oyj	697,261	0.2
62,453		UPM-Kymmene OYJ	2,231,569	0.5
			9,363,350	2.2

		France: 5.2%
6,808		Air Liquide SA	1,113,426	0.3
9,118	(1)	Alstom SA	494,374	0.1
21,770	(1)	BNP Paribas	1,043,994	0.2
20,414		Bouygues SA	800,877	0.2
3,350		Capgemini SE	484,111	0.1
10,207	(1)	Cie de Saint-Gobain	507,402	0.1
14,687		Cie Generale des Etablissements Michelin SCA	2,023,976	0.5
272	(1)	Dassault Aviation SA	283,597	0.1
72,799	(1)	Engie SA	1,129,786	0.3
3,259		Gecina S.A.	463,019	0.1
895		Hermes International	913,200	0.2
401		Iliad SA	74,158	0.0
2,107		Ipsen SA	183,818	0.0
314		Kering SA	206,088	0.0
9,011		Klepierre SA	215,968	0.0
10,542		Legrand S.A.	968,671	0.2
3,363		L'Oreal S.A.	1,183,103	0.3
2,197		LVMH Moet Hennessy Louis Vuitton SE	1,328,294	0.3
49,468		Orange SA	580,577	0.1

2,055	(1)	Safran S.A.	258,329	0.1
12,247		Sanofi	1,151,808	0.3
1,348		Sartorius Stedim Biotech	564,373	0.1
22,211		Schneider Electric SE	3,250,814	0.8
8,250	(1)	Societe Generale	153,804	0.0
1,923	(1)	Sodexo SA	171,100	0.0
1,983		Teleperformance	648,603	0.2
2,484		Thales S.A.	222,882	0.1
6,864		Total SE	289,306	0.1
31,935		Veolia Environnement	851,009	0.2
4,091		Vinci SA	379,350	0.1
16,617		Vivendi SA	510,615	0.1
			22,450,432	5.2

		Germany: 4.5%
3,926		Allianz SE	887,311	0.2
19,164		BASF SE	1,481,112	0.3
12,039		Bayer AG	728,634	0.2
1,324		Bechtle AG	281,340	0.1
9,847		Brenntag AG	771,344	0.2
2,672		Continental AG	373,957	0.1
2,260		Daimler AG	158,729	0.0
13,920	(1),(2)	Deutsche Lufthansa AG	179,325	0.0
56,139		Deutsche Post AG	2,772,987	0.6
68,734		Deutsche Telekom AG	1,222,265	0.3
31,244		Deutsche Wohnen SE	1,546,155	0.4
37,759		E.ON AG	399,435	0.1
3,634		Gerresheimer AG	386,981	0.1
998		Hannover Rueck SE	154,653	0.0
7,273	(1)	HelloFresh SE	614,148	0.1
2,515		Hochtief AG	233,842	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
5,833		Hugo Boss AG	$207,622	0.0
2,463		KION Group AG	212,656	0.1
4,141		LANXESS AG	311,963	0.1
8,102		LEG Immobilien AG	1,161,433	0.3
2,246		Rheinmetall AG	237,158	0.1
12,425		RWE AG	533,756	0.1
3,914		SAP SE	496,639	0.1
12,395		Siemens AG	1,920,481	0.4
6,862	(1)	Siemens Energy AG	254,651	0.0
7,443		Software AG	302,225	0.1
90,806		Telefonica Deutschland Holding AG	248,848	0.1
14,895		Uniper SE	521,597	0.1
7,473	(1),(3)	Zalando SE	856,860	0.2
			19,458,107	4.5

		Hong Kong: 2.5%
143,800		AIA Group Ltd.	1,733,761	0.4
327,500		CK Asset Holdings Ltd.	1,634,067	0.4
126,902		CK Hutchison Holdings Ltd.	875,754	0.2
58,500		CLP Holdings Ltd.	548,997	0.1
174,000		Hang Lung Group Ltd.	440,071	0.1
119,000		HKT Trust / HKT Ltd.	156,625	0.1
18,300		Hong Kong Exchanges and Clearing Ltd.	1,169,960	0.3
31,000		Kerry Properties Ltd.	80,232	0.0
152,000		New World Development Co. Ltd.	703,773	0.2
90,500		Power Assets Holdings Ltd.	480,253	0.1
72,000		Sun Hung Kai Properties Ltd.	983,536	0.2
31,500		Techtronic Industries Co., Ltd.	470,559	0.1
1,015,500	(3)	WH Group Ltd.	822,915	0.2
218,000		Xinyi Glass Holding Co. Ltd.	527,337	0.1
			10,627,840	2.5

		Hungary: 0.0%
3,295	(1)	OTP Bank Nyrt	150,238	0.0

		India: 0.3%
3,163		Divis Laboratories Ltd.	145,702	0.0
7,284		Housing Development Finance Corp.	236,853	0.1
11,019		Infosys Ltd.	186,714	0.0
20,916		Reliance Industries Ltd.	526,370	0.1
4,412		Tata Consultancy Services Ltd.	187,716	0.1
			1,283,355	0.3

		Indonesia: 0.1%
612,700		Bank Mandiri Persero TBK PT	286,652	0.0
972,800		Bank Rakyat Indonesia	288,403	0.1
			575,055	0.1

		Ireland: 0.5%
3,991		DCC PLC	300,240	0.1
22,405	(1)	James Hardie Industries SE	626,239	0.1
3,181		Kerry Group PLC - KYG	431,684	0.1
15,239		Smurfit Kappa PLC	726,689	0.2
			2,084,852	0.5

		Israel: 0.3%
3,849	(1)	Nice Ltd.	1,003,557	0.3
4,913		Plus500 Ltd.	90,135	0.0
			1,093,692	0.3

		Italy: 1.8%
145,551		A2A SpA	236,023	0.1
12,261		Azimut Holding S.p.A.	257,634	0.1
7,326		Buzzi Unicem SpA	180,244	0.0
419		DiaSorin SpA	91,629	0.0
159,028		Enel S.p.A.	1,577,236	0.4
28,848		ENI S.p.A.	291,387	0.1
9,979		Ferrari NV	2,076,518	0.5
33,689	(1)	FinecoBank Banca Fineco SpA	523,856	0.1
6,458	(1)	Moncler SpA	363,922	0.1
22,599	(3)	Poste Italiane SpA	220,835	0.0
24,492		Prysmian SpA	788,986	0.2
82,696		Snam SpA	433,633	0.1
74,550		Terna Rete Elettrica Nazionale SpA	540,647	0.1
31,777	(1)	Unipol Gruppo Finanziario SpA	139,424	0.0
			7,721,974	1.8

		Japan: 23.7%
77,300		Aeon Co., Ltd.	2,421,713	0.6
5,800		Aisin Seiki Co., Ltd.	178,269	0.0
20,600		Alfresa Holdings Corp.	410,660	0.1
29,900		Amada Co. Ltd.	336,640	0.1
6,900		Anritsu Corp.	170,007	0.0
19,900		Azbil Corp.	1,013,517	0.2
6,600		Bandai Namco Holdings, Inc.	562,789	0.1
33,900		Bridgestone Corp.	1,263,029	0.3
23,200		Canon, Inc.	513,219	0.1
47,000		Chubu Electric Power Co., Inc.	575,644	0.1
44,800		Chugoku Electric Power Co., Inc.	552,423	0.1
24,600		COMSYS Holdings Corp.	728,602	0.2
37,500		Dai Nippon Printing Co., Ltd.	646,394	0.2
14,700		Daicel Corp.	111,825	0.0
37,200		Dai-ichi Life Holdings, Inc.	566,809	0.1
27,400		Daiichi Sankyo Co., Ltd.	882,034	0.2
5,900		Daikin Industries Ltd.	1,245,681	0.3
5,200		Daito Trust Construction Co., Ltd.	541,913	0.1
22		Daiwa Office Investment Corp.	142,629	0.0
111		Daiwa Securities Living Investments Corp.	106,672	0.0
11,100		Denso Corp.	616,995	0.1
236,100		ENEOS Holdings, Inc.	956,853	0.2
2,300		Fanuc Ltd.	600,459	0.1
10,300		Fujitsu Ltd.	1,571,779	0.4
2,600		GMO Payment Gateway, Inc.	370,420	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
10,200		Hamamatsu Photonics KK	$591,622	0.1
12,900		Hitachi Ltd.	531,420	0.1
3,300		Hitachi Transport System Ltd.	96,989	0.0
52,800		Honda Motor Co., Ltd.	1,394,274	0.3
12,800		Hoya Corp.	1,637,810	0.4
12,800		Ibiden Co., Ltd.	593,964	0.1
18,000		IHI Corp.	315,220	0.1
52,600		Itochu Corp.	1,506,411	0.4
50		Japan Logistics Fund, Inc.	149,562	0.0
14,100		Japan Post Insurance Co. Ltd.	276,942	0.1
45,900		Japan Tobacco, Inc.	911,771	0.2
20,400		JSR Corp.	622,519	0.2
39,100		JTEKT Corp.	347,432	0.1
7,100		Kakaku.com, Inc.	205,634	0.1
11,200		Kao Corp.	812,636	0.2
70,100		KDDI Corp.	2,060,431	0.5
118		Kenedix Retail REIT Corp.	285,599	0.1
2,900		Keyence Corp.	1,556,955	0.4
36,200		Kinden Corp.	581,687	0.1
9,900		Kobe Bussan Co. Ltd.	274,229	0.1
18,000		Komatsu Ltd.	493,191	0.1
66,300		K's Holdings Corp.	896,498	0.2
14,200		Kurita Water Industries, Ltd.	576,381	0.1
11,100		Kyocera Corp.	711,424	0.2
15,700		Kyowa Exeo Corp.	409,940	0.1
52,700		Kyushu Electric Power Co., Inc.	488,905	0.1
14,900		Lixil Corp.	347,473	0.1
15,200		Makita Corp.	725,341	0.2
105,200		Marubeni Corp.	698,982	0.2
13,900		MEIJI Holdings Co., Ltd.	948,814	0.2
89,900		Mitsubishi Chemical Holdings Corp.	614,910	0.1
25,500		Mitsubishi Corp.	645,969	0.2
116,500		Mitsubishi Electric Corp.	1,777,185	0.4
29,500		Mitsubishi Gas Chemical Co., Inc.	674,988	0.2
12,900		Mitsubishi Heavy Industries Ltd.	370,531	0.1
107,700		Mitsui & Co., Ltd.	1,998,328	0.5
19,400		Mitsui Chemicals, Inc.	555,901	0.1
19,200		Mitsui OSK Lines Ltd.	521,250	0.1
47,600		Mizuho Financial Group, Inc.	627,479	0.2
3,500		MonotaRO Co. Ltd.	175,380	0.0
15,000		Murata Manufacturing Co., Ltd.	1,440,721	0.3
4,100		NEC Corp.	223,076	0.1
34,500		NGK Insulators Ltd.	604,179	0.1
16,900		Nikon Corp.	134,683	0.0
1,300		Nintendo Co., Ltd.	748,326	0.2
20,500		Nippo Corp.	510,832	0.1
26,400	(1)	Nippon Steel Corp.	304,962	0.1
70,300		Nippon Telegraph & Telephone Corp.	1,757,065	0.4
37,500		Nippon Yusen KK	863,763	0.2
51,900	(1)	Nissan Motor Co., Ltd.	267,581	0.1
5,400		Nissin Food Products Co., Ltd.	466,744	0.1
3,600		Nitori Co., Ltd.	714,467	0.2
21,100		Nitto Denko Corp.	1,912,556	0.5
9,900		NOF Corp.	475,740	0.1
9,700		Nomura Real Estate Holdings, Inc.	216,658	0.1
38,800		Nomura Research Institute Ltd.	1,306,955	0.3
130,800		Obayashi Corp.	1,095,608	0.3
3,300		Obic Co., Ltd.	617,443	0.1
16,900		Olympus Corp.	305,565	0.1
16,700		Omron Corp.	1,479,563	0.4
25,900		Ono Pharmaceutical Co., Ltd.	773,092	0.2
1,000		Oriental Land Co., Ltd.	156,511	0.0
58,700		ORIX Corp.	941,894	0.2
54,000		Osaka Gas Co., Ltd.	998,606	0.2
18,400		Otsuka Corp.	926,458	0.2
14,300		Otsuka Holdings Co. Ltd.	610,631	0.1
40,000		Pan Pacific International Holdings Corp.	898,233	0.2
17,400		Penta-Ocean Construction Co., Ltd.	142,562	0.0
13,100		Recruit Holdings Co. Ltd.	569,816	0.1
5,400		Rinnai Corp.	564,021	0.1
6,100		Rohm Co., Ltd.	618,924	0.1
4,100		Rohto Pharmaceutical Co., Ltd.	120,089	0.0
12,100		Secom Co., Ltd.	1,096,370	0.3
49,800		Seino Holdings Co. Ltd.	645,147	0.2
44,200		Sekisui Chemical Co., Ltd.	797,199	0.2
113,700		Sekisui House Ltd.	2,196,737	0.5
35,100		Seven & I Holdings Co., Ltd.	1,340,400	0.3
14,200		Shimadzu Corp.	542,883	0.1
3,300		Shimano, Inc.	773,761	0.2
154,100		Shimizu Corp.	1,085,521	0.3
8,400		Shin-Etsu Chemical Co., Ltd.	1,462,261	0.3
8,900		Shionogi & Co., Ltd.	483,181	0.1
1,000		SMC Corp.	605,163	0.1
34,600		SoftBank Corp.	454,522	0.1
12,700		SoftBank Group Corp.	983,907	0.2
33,200		Sony Corp.	3,177,660	0.7
10,500		Sugi Holdings Co., Ltd.	690,028	0.2
32,600		Sumitomo Corp.	432,750	0.1
47,800		Sumitomo Electric Industries Ltd.	638,059	0.2
27,900		Sumitomo Mitsui Financial Group, Inc.	866,806	0.2
15,700		Sumitomo Realty & Development Co., Ltd.	473,917	0.1
52,700		T&D Holdings, Inc.	614,157	0.1
19,800		Taisei Corp.	641,463	0.2
8,100		Takeda Pharmaceutical Co., Ltd.	284,874	0.1
1,500		TDK Corp.	242,538	0.1
11,700		Teijin Ltd.	214,045	0.1
11,100		TIS, Inc.	246,827	0.1
13,100		Toho Gas Co., Ltd.	770,097	0.2
103,400		Tohoku Electric Power Co., Inc.	887,430	0.2
2,700		Tokyo Electron Ltd.	1,026,683	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
39,200		Tokyo Gas Co., Ltd.	$858,979	0.2
41,000		Toppan Printing Co., Ltd.	583,104	0.1
35,600		Tosoh Corp.	610,458	0.1
10,100		Toto Ltd.	559,398	0.1
16,200		Toyo Suisan Kaisha Ltd.	797,272	0.2
28,300		Toyota Motor Corp.	1,984,844	0.5
9,000	(1)	Trend Micro, Inc.	495,315	0.1
2,900		TS Tech Co., Ltd.	83,955	0.0
4,700		Tsuruha Holdings, Inc.	624,116	0.2
8,900		Ube Industries Ltd.	169,069	0.0
10,900		Unicharm Corp.	488,859	0.1
5,000		West Holdings Corp.	209,540	0.1
107,200		Yamada Holdings Co. Ltd.	546,487	0.1
27,200		Yamato Holdings Co., Ltd.	674,853	0.2
54,100		Z Holdings Corp.	336,087	0.1
9,300		Zeon Corp.	149,312	0.0
			101,712,310	23.7

		Malaysia: 0.1%
231,700		Genting Bhd	227,444	0.1
53,200		Hartalega Holdings Bhd	168,819	0.0
			396,263	0.1

		Malta: 0.1%
17,135	(1)	Kindred Group PLC	205,466	0.1

		Mexico: 0.1%
55,231	(1)	Cemex SAB de CV ADR	316,474	0.1
48,700	(1)	Grupo Financiero Banorte	242,561	0.0
			559,035	0.1

		Netherlands: 3.9%
2,674	(1)	Airbus SE	268,891	0.1
8,093		Akzo Nobel NV	823,862	0.2
6,137		ASML Holding NV	3,276,257	0.8
7,654		ASR Nederland NV	296,700	0.1
3,289	(3)	Euronext NV	354,214	0.1
97,878		Koninklijke Ahold Delhaize NV	2,809,539	0.6
7,448		Koninklijke DSM NV	1,302,008	0.3
213,522		Koninklijke KPN NV	667,042	0.2
37,351	(1)	Koninklijke Philips NV	2,035,969	0.5
9,688	(1),(3)	Signify NV	462,273	0.1
23,583	(1)	Randstad NV	1,473,412	0.3
30,323		Royal Dutch Shell PLC - Class A	561,103	0.1
44,665		Royal Dutch Shell PLC - Class B	778,441	0.2
28,615		Stellantis NV	435,113	0.1
12,279		Wolters Kluwer NV	1,020,264	0.2
			16,565,088	3.9

		New Zealand: 0.6%
63,778		Fisher & Paykel Healthcare Corp. Ltd.	1,580,659	0.4
289,016		Spark New Zealand Ltd.	992,297	0.2
			2,572,956	0.6

		Norway: 0.6%
20,056		Mowi ASA	444,997	0.1
65,134		Norsk Hydro ASA	287,644	0.0
79,586		Orkla ASA	773,630	0.2
25,164		Yara International ASA	1,170,133	0.3
			2,676,404	0.6

		Portugal: 0.3%
185,472		EDP - Energias de Portugal SA	1,164,110	0.3

		Russia: 0.3%
3,987		LUKOIL PJSC ADR	282,178	0.1
19,572		Mobile TeleSystems PJSC ADR	176,148	0.0
21,983		Polymetal International PLC	474,473	0.1
30,207		Rosneft Oil Co. PJSC GDR	187,223	0.1
82,880		Sberbank of Russia PJSC	281,162	0.0
			1,401,184	0.3

		Singapore: 1.2%
260,647		Ascendas Real Estate Investment Trust	601,399	0.2
30,000		DBS Group Holdings Ltd.	565,718	0.1
43,000		Keppel Corp., Ltd.	161,622	0.1
103,900		Mapletree Commercial Trust	160,746	0.0
291,300		Mapletree Industrial Trust	627,247	0.2
328,340		Mapletree Logistics Trust	486,975	0.1
191,500		Singapore Exchange Ltd.	1,422,659	0.3
38,800		Venture Corp. Ltd.	576,645	0.1
135,400		Wilmar International Ltd.	535,906	0.1
			5,138,917	1.2

		South Africa: 0.1%
1,496		Naspers Ltd.	346,069	0.1

		South Korea: 2.5%
1,054	(1)	Celltrion, Inc.	304,106	0.1
1,478		E-Mart, Inc.	216,518	0.1
9,215		Hana Financial Group, Inc.	268,658	0.1
4,994		Hankook Tire & Technology Co. Ltd.	183,077	0.0
2,035		Hyundai Mobis Co. Ltd.	576,697	0.1
10,536	(1)	KB Financial Group, Inc.	380,405	0.1
27,993		Kia Motors Corp.	2,051,556	0.5
7,251	(1)	KT&G Corp.	518,784	0.1
412		LG Chem Ltd.	336,049	0.1
13,671		LG Electronics, Inc.	1,866,414	0.4
1,177		NAVER Corp.	359,139	0.1
3,191		POSCO	700,443	0.2
240	(1),(3)	Samsung Biologics Co. Ltd.	169,919	0.0
37,354		Samsung Electronics Co., Ltd. 005930	2,730,840	0.6
			10,662,605	2.5

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: 1.4%
1,463		Acciona SA	$219,261	0.0
2,388	(1),(3)	Aena SME SA	368,269	0.1
4,147		Amadeus IT Group SA	264,758	0.1
73,234		Banco Bilbao Vizcaya Argentaria SA	334,146	0.1
83,731	(1)	Banco Santander SA	244,402	0.0
35,547		Endesa S.A.	908,482	0.2
1,258	(1)	Iberdrola S.A.	17,032	0.0
164,552		Iberdrola S.A. - IBEE	2,227,898	0.5
13,175		Naturgy Energy Group SA	340,374	0.1
2,279		Pharma Mar SA	289,669	0.1
24,246		Red Electrica Corp. SA	460,380	0.1
67,791	(1)	Telefonica S.A.	292,511	0.1
			5,967,182	1.4

		Sweden: 7.9%
25,625	(1)	Alfa Laval AB	671,548	0.2
30,494		Assa Abloy AB	754,171	0.2
14,982		Atlas Copco AB - A Shares	812,824	0.2
9,608		Atlas Copco AB - B Shares	449,847	0.1
6,142		Axfood AB	147,609	0.0
22,846		Boliden AB - BOLS	748,591	0.2
25,736		Castellum AB	617,442	0.1
25,272	(1)	Embracer Group AB	569,674	0.1
36,682		Epiroc AB - A Shares	702,787	0.2
30,487		Essity AB	973,780	0.2
6,272	(3)	Evolution Gaming Group AB	610,347	0.1
13,798		Getinge AB	355,909	0.1
7,592		Hexagon AB - B Shares	661,614	0.2
18,423		Holmen AB	843,394	0.2
24,089		Husqvarna AB - B Shares	298,043	0.1
54,025	(1),(2)	Industrivarden AB-Class A	1,818,468	0.4
47,024	(1)	Industrivarden AB-Class C	1,495,512	0.4
16,707		Investor AB - A Shares	1,223,730	0.3
58,471		Investor AB - B Shares	4,288,809	1.0
84,663		Kinnevik AB	4,153,519	1.0
1,502		Lifco AB	137,882	0.0
19,106	(1)	Lundbergforetagen AB	1,003,499	0.2
13,879		Nibe Industrier AB	463,272	0.1
50,020	(1)	Sandvik AB	1,245,754	0.3
23,276		Skanska AB	601,453	0.1
27,300		SKF AB - B Shares	747,190	0.2
62,708	(1)	Svenska Cellulosa AB SCA	1,104,593	0.3
53,519	(1)	Svenska Handelsbanken AB	533,531	0.1
26,374		Swedish Match AB	2,033,773	0.5
30,932		Tele2 AB	426,887	0.1
46,677		Telefonaktiebolaget LM Ericsson	587,731	0.1
17,348		Telefonaktiebolaget LM Ericsson ADR	216,330	0.0
109,258		Telia Co. AB	478,800	0.1
90,878	(1)	Volvo AB - B Shares	2,239,111	0.5
			34,017,424	7.9

		Switzerland: 7.0%
36,349		ABB Ltd.	1,072,164	0.2
18,777		Adecco Group AG	1,172,912	0.3
1,515		Baloise Holding AG	253,704	0.1
6,877		DKSH Holding AG	553,087	0.1
562		EMS-Chemie Holding AG	530,078	0.1
3,929	(3)	Galenica AG	259,530	0.1
2,632		Geberit AG - Reg	1,610,960	0.4
305		Givaudan	1,228,775	0.3
3,553		Kuehne & Nagel International AG	808,506	0.2
33,099		LafargeHolcim Ltd.-CHF	1,789,853	0.4
14,129		Logitech International SA	1,467,418	0.3
1,479		Lonza Group AG	944,637	0.2
39,609		Nestle SA	4,440,034	1.0
30,896		Novartis AG	2,797,484	0.7
984		Partners Group	1,161,899	0.3
3,923		PSP Swiss Property AG	501,904	0.1
12,951		Roche Holding AG	4,469,547	1.0
2,346		Schindler Holding AG - Part Cert	619,167	0.1
248		SGS SA	752,183	0.2
2,925	(1)	Sonova Holding AG - Reg	705,625	0.2
7,147		STMicroelectronics NV-STM1	286,384	0.1
411		Straumann Holding AG	455,564	0.1
980		Swatch Group AG - BR	282,290	0.1
835		Swiss Life Holding AG	380,723	0.1
6,358		Swiss Prime Site AG	617,946	0.1
1,875		Swisscom AG	1,020,523	0.2
			30,182,897	7.0

		Taiwan: 0.8%
354,000		China Development Financial Holding Corp.	112,611	0.0
311,000		CTBC Financial Holding Co. Ltd.	210,689	0.0
62,000		HON HAI Precision Industry Co., Ltd.	246,581	0.1
67,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,415,937	0.3
160,000		Uni-President Enterprises Corp.	388,390	0.1
341,000		United Microelectronics Corp.	610,992	0.1
335,320		Yuanta Financial Holding Co., Ltd.	237,685	0.1
65,000		Zhen Ding Technology Holding Ltd.	263,663	0.1
			3,486,548	0.8

		Thailand: 0.1%
69,600		Kasikornbank PCL	293,860	0.1
145,000		Thanachart Capital PCL	155,343	0.0
59,500		Tisco Financial Group PCL	182,832	0.0
			632,035	0.1

		United Kingdom: 9.7%
41,940		3i Group PLC	635,536	0.2
29,742		Admiral Group Plc	1,172,152	0.3
14,877	(1)	Associated British Foods PLC	429,735	0.1
10,964		AstraZeneca PLC	1,118,446	0.3

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
200,974		Aviva PLC	$919,269	0.2
214,893		BAE Systems PLC	1,355,910	0.3
164,348	(1)	Barclays PLC	299,802	0.1
46,894	(1)	Barratt Developments PLC	408,395	0.1
15,618		Berkeley Group Holdings PLC	893,179	0.2
79,224		BP PLC	294,392	0.1
28,417		British American Tobacco PLC	1,032,609	0.2
26,391		Bunzl PLC	847,140	0.2
120,187		Centamin PLC	188,098	0.0
15,260	(1)	Compass Group PLC	272,585	0.1
25,731		CRH PLC - London	1,061,996	0.3
12,052		Croda International PLC	1,035,487	0.2
4,182		Diageo PLC	167,895	0.0
247,337		Direct Line Insurance Group PLC	1,015,158	0.2
15,522		easyJet PLC	153,715	0.0
69,497		Evraz PLC	475,178	0.1
19,973		Experian PLC	698,106	0.2
19,493		Ferguson PLC	2,263,300	0.5
44,911		GlaxoSmithKline PLC	834,053	0.2
16,441		Halma PLC	554,162	0.1
183,410	(1)	HSBC Holdings PLC	959,709	0.2
23,812		Imperial Brands PLC	477,943	0.1
11,003		Intertek Group PLC	828,668	0.2
208,694	(1)	ITV PLC	301,684	0.1
347,244	(1)	Lloyds Banking Group Plc	155,819	0.0
33,656		Mondi PLC	792,593	0.2
99,399		National Grid PLC	1,154,584	0.3
26,516		Persimmon PLC	922,976	0.2
3,547		Reckitt Benckiser Group PLC	300,708	0.1
45,919		Relx PLC (GBP Exchange)	1,136,880	0.3
102,466	(1)	Rentokil Initial Plc	695,417	0.2
43,114		Rio Tinto PLC	3,270,923	0.8
76,163		Sage Group PLC/The	613,265	0.1
140,121		Segro PLC	1,823,595	0.4
18,050		Severn Trent PLC	570,611	0.1
4,864		Spirax-Sarco Engineering PLC	735,387	0.2
44,353		SSE PLC	898,452	0.2
87,066		Standard Life Aberdeen PLC	358,420	0.1
100,080		Tate & Lyle PLC	942,613	0.2
233,705		Tesco PLC	764,773	0.2
40,250		Unilever PLC - ULVRL	2,344,762	0.6
29,298		Unilever PLC	1,703,062	0.4
34,834		United Utilities Group PLC	439,074	0.1
289,554		Vodafone Group PLC	494,483	0.1
236,380		WM Morrison Supermarkets PLC	579,695	0.1
17,968		WPP PLC	187,758	0.0
			41,580,152	9.7

	Total Common Stock
	(Cost $345,426,594)		422,529,001	98.4

PREFERRED STOCK: 0.2%
		Brazil: 0.0%
24,300	(1)	Azul SA	177,873	0.0

		Germany: 0.2%
4,734		Henkel AG & Co. KGaA	490,308	0.1
1,635		Volkswagen AG	309,097	0.1
			799,405	0.2

	Total Preferred Stock
	(Cost $922,557)		977,278	0.2

	Total Long-Term Investments
	(Cost $346,349,151)		423,506,279	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 0.8%
1,000,000	(5)	Bank of America Inc., Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 1.500%-2.500%, Market Value plus accrued interest $1,020,000, due 09/01/50-02/01/51)	1,000,000	0.2
1,000,000	(5)	Citigroup, Inc., Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.375%-8.500%, Market Value plus accrued interest $1,020,000, due 02/01/23-01/01/59)	1,000,000	0.2
1,000,000	(5)	Daiwa Capital Markets, Repurchase Agreement dated 01/29/21, 0.07%, due 02/01/21 (Repurchase Amount $1,000,006, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 03/11/21-02/01/51)	1,000,000	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
574,394	(5) Morgan Stanley, Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $574,397, collateralized by various U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $585,882, due 04/01/24-02/01/51)	$574,394	0.2

	Total Repurchase Agreements
	(Cost $3,574,394)	3,574,394	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,229,665	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $1,229,665)	1,229,665	0.3

	Total Short-Term Investments
	(Cost $4,804,059)	4,804,059	1.1

	Total Investments in Securities (Cost $351,153,210)	$428,310,338	99.7
	Assets in Excess of Other Liabilities	1,295,444	0.3
	Net Assets	$429,605,782	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of January 31, 2021.

Sector Diversification	Percentage of Net Assets
Industrials	19.5%
Materials	11.5
Financials	11.5
Consumer Discretionary	11.3
Consumer Staples	10.5
Information Technology	8.5
Health Care	8.3
Utilities	6.1
Communication Services	4.8
Real Estate	4.6
Energy	2.0
Short-Term Investments	1.1
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$36,162,566	$–	$36,162,566
Austria	159,250	249,463	–	408,713
Belgium	–	5,320,756	–	5,320,756
Brazil	1,541,209	–	–	1,541,209
Canada	22,264,604	–	43,210	22,307,814
China	2,646,267	6,942,778	–	9,589,045
Denmark	–	13,123,358	–	13,123,358
Finland	–	9,363,350	–	9,363,350
France	564,373	21,886,059	–	22,450,432
Germany	1,225,197	18,232,910	–	19,458,107
Hong Kong	–	10,627,840	–	10,627,840
Hungary	–	150,238	–	150,238
India	–	1,283,355	–	1,283,355
Indonesia	–	575,055	–	575,055
Ireland	–	2,084,852	–	2,084,852
Israel	–	1,093,692	–	1,093,692
Italy	–	7,721,974	–	7,721,974
Japan	–	101,712,310	–	101,712,310
Malaysia	–	396,263	–	396,263
Malta	–	205,466	–	205,466
Mexico	559,035	–	–	559,035
Netherlands	435,113	16,129,975	–	16,565,088
New Zealand	–	2,572,956	–	2,572,956
Norway	444,997	2,231,407	–	2,676,404
Portugal	1,164,110	–	–	1,164,110
Russia	363,371	1,037,813	–	1,401,184
Singapore	–	5,138,917	–	5,138,917
South Africa	–	346,069	–	346,069
South Korea	–	10,662,605	–	10,662,605
Spain	–	5,967,182	–	5,967,182
Sweden	216,330	33,801,094	–	34,017,424
Switzerland	–	30,182,897	–	30,182,897
Taiwan	–	3,486,548	–	3,486,548
Thailand	–	632,035	–	632,035
United Kingdom	1,703,062	39,877,090	–	41,580,152
Total Common Stock	33,286,918	389,198,873	43,210	422,529,001
Preferred Stock	177,873	799,405	–	977,278
Short-Term Investments	1,229,665	3,574,394	–	4,804,059
Total Investments, at fair value	$34,694,456	$393,572,672	$43,210	$428,310,338
Liabilities Table
Other Financial Instruments+
Futures	$(47,707)	$–	$–	$(47,707)
Total Liabilities	$(47,707)	$–	$–	$(47,707)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

At January 31, 2021, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	39	03/19/21	$4,125,225	$(47,707)
			$4,125,225	$(47,707)

At January 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $360,889,790.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$80,426,614
Gross Unrealized Depreciation	(12,772,470)
Net Unrealized Appreciation	$67,654,144